Income Tax - Schedule of Unrecognized Tax Benefits Roll Forward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 3,889
Increases (decreases) in tax positions related to prior periods	(1,150)
Ending balance	$ 2,739